ENTITY-WIDE DISCLOSURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers [Line Items]
Total revenues	$ 358,162	$ 240,872	$ 143,637
North America, mainly USA
Revenues From External Customers [Line Items]
Total revenues	154,858	111,334	77,680
Japan
Revenues From External Customers [Line Items]
Total revenues	4,583	7,234	2,476
South Korea
Revenues From External Customers [Line Items]
Total revenues	21,457	16,265	3,293
Germany
Revenues From External Customers [Line Items]
Total revenues	23,047	11,229	3,237
Sweden
Revenues From External Customers [Line Items]
Total revenues	29,041	28,541	16,356
United Kingdom
Revenues From External Customers [Line Items]
Total revenues	42,252	31,402	20,404
EUROPE - other
Revenues From External Customers [Line Items]
Total revenues	6,587	6,471	3,380
Israel
Revenues From External Customers [Line Items]
Total revenues	57,950	20,533	12,512
APAC - other
Revenues From External Customers [Line Items]
Total revenues	16,718	5,790	2,706
South America
Revenues From External Customers [Line Items]
Total revenues	1,288	1,867	1,267
Africa
Revenues From External Customers [Line Items]
Total revenues	$ 381	$ 206	$ 326